Finance income/(costs), net (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about finance income expense explanatory

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Interest income from bank deposits	283	118
Interest expense from lease liabilities	(189)	(748)
Bank charges	(5)	(10)

Finance income/(costs), net	89	(640)